UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-7388
                                   ----------

Value Line Emerging Opportunities Fund, Inc.
---------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    -------------

Date of fiscal year end: March 31, 2005
                         --------------

Date of reporting period: September 30, 2004
                          ------------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/04 is included with this Form.

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 10.  Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

     (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.

     (a)  Not applicable.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ----------------------------
         Jean B. Buttner, President


Date: December 9, 2004
      -------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         ------------------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal Financial
         Officer


Date:  December 9, 2004
      --------------------------

================================================================================

 INVESTMENT ADVISER     Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 DISTRIBUTOR            Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 CUSTODIAN BANK         State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

 SHAREHOLDER            State Street Bank and Trust Co.
 SERVICING AGENT        c/o BFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

 INDEPENDENT            PricewaterhouseCoopers LLP
 REGISTERED PUBLIC      300 Madison Ave
 ACCOUNTING FIRM        New York, NY 10017

 LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                        Two Sound View Drive, Suite 100
                        Greenwich, CT 06830

 DIRECTORS              Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Marion N. Ruth
                        Nancy-Beth Sheerr

 OFFICERS               Jean Bernhard Buttner
                        CHAIRMAN AND PRESIDENT
                        Stephen E. Grant
                        VICE PRESIDENT
                        David T. Henigson
                        VICE PRESIDENT AND
                        SECRETARY/TREASURER
                        Stephen La Rosa
                        ASSISTANT SECRETARY/TREASURER
                        Joseph Van Dyke
                        ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM
THE DISTRIBUTOR).
                                                                        #531314
--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------



                                   VALUE LINE
                                   EMERGING
                                 OPPORTUNITIES
                                   FUND, INC.



                               [VALUE LINE LOGO]

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                      To Our Value Line Emerging
================================================================================

To Our Shareholders:

For the six months ended September 30, 2004, the Value Line Emerging Opportunities Fund had a total return of -1.22%. This compared to a total return of -2.94% for the Russell 2000, an index of U.S. small-capitalization stocks(1).

Your Fund has compiled an excellent long-term record of performance and consistency. The record compares well with that of its peer group, as measured by the Lipper Small-Cap Growth Fund Index. For the ten years ending Sept. 30th, the Fund earned a total return of 255.64%, compared with a total return of 132.52% for the Lipper Index. For five years, the Fund vs. Lipper figures are 82.45% vs. 15.58%; for one year, 15.01% vs. 8.17%(2).

Our highly disciplined investment process is responsible for these results. We invest in companies with strong earnings momentum and strong stock price momentum. Then, we watch them closely. Any signs of lagging momentum place a stock on our watch list for possible sale. With roughly 500 holdings in the portfolio, we do not fall in love with any particular stock. Given the relatively small positions, sales can be made quickly and without emotion. This discipline has been crucial to your Fund's success. For example, our early sales of stocks in the technology sector helped the Fund avert the heavy losses experienced by many in the 2000-2002 period.

Moreover, the wide diversification of the portfolio is an important tool in minimizing risk. Keep in mind there are risks associated with investing in small-cap stocks, such as increased volatility and illiquidity. Stock holdings range across many industries, and no single holding accounts for more than 0.4% of total assets. Largest sector representations currently are financial services, healthcare, and technology, together accounting for about 40% of assets.

We thank you for your continued confidence in us.

                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                CHAIRMAN and PRESIDENT

November 22, 2004

--------------------------------------------------------------------------------
(1) THE RUSSELL 2000 INDEX IS REPRESENTATIVE OF THE SMALLER CAPITALIZATION STOCKS TRADED IN THE UNITED STATES. THIS IS AN UNMANAGED INDEX AND DOES
    NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO INVEST
    IN THIS INDEX.

(2) THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTING IN SMALL-CAP INVESTMENTS SUCH AS INCREASED VOLATILITY, ILLIQUIDITY, AND BUSINESS RISKS.

--------------------------------------------------------------------------------
2

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Opportunities Fund Shareholders
================================================================================

Economic Observations

The economic expansion, which proceeded at an average pace of better than 4% from the middle of 2003 through the early months of this year, has shown some definite signs of slowing since that time. Although the economy is hardly faltering, with housing, employment, and capital goods demand still rather firm, it is hard to envision the nation's gross domestic product, in the face of mounting energy cost pressures, expanding by much more than a 3% average rate over the final months of this year or during 2005.

Overall, though, this continuing moderate, but likely sustainable, pace of growth and accompanying modest inflation, should have positive ramifications, as they will probably encourage the Federal Reserve Board, which has raised interest rates three times this year, to pursue a measured and cautious monetary tightening program over the next few quarters. Our feeling is that the Fed will increase borrowing costs sufficiently to keep inflation subdued, but not aggressively enough to derail the present, moderate business expansion.

Our current economic forecast, meantime, excludes allowances for a further escalation in global military conflict, a new incidence of global terrorism, or an additional significant runup in oil prices, none of which can be predicted with any degree of accuracy as to scope or timing.

Performance Data:*

                                                               AVERAGE ANNUAL
                                                                TOTAL RETURN
                                                              ---------------
 1 year ended September 30, 2004 ............................      +15.01%
 5 years ended September 30, 2004 ...........................      +12.78%
10 years ended September 30, 2004 ...........................      +13.53%

================================================================================
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
  OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE
  INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO
  THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS
  ORIGINAL COST. THE PERFORMANCE DATA DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.


================================================================================

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                       EXPENSES*
                                                                                      PAID DURING
                                                        BEGINNING        ENDING         PERIOD
                                                         ACCOUNT         ACCOUNT        4/1/04
                                                          VALUE           VALUE          THRU
                                                         4/1/04          9/30/04        9/30/04
                                                     --------------   ------------   ------------
Actual ...........................................     $ 1,000.00     $   987.82        $ 5.79
Hypothetical (5% return before expenses) .........     $ 1,000.00     $ 1,019.20        $ 5.92

================================================================================
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.17% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 TO
  REFLECT THE ONE-HALF PERIOD.





--------------------------------------------------------------------------------
4

                                     VALUE LINE EMERGING OPPORUNITIES FUND, INC.

Portfolio Highlights at September 30, 2004 (unaudited)
================================================================================

Ten Largest Holdings

                                                                                PERCENTAGE
ISSUE                                               SHARES        VALUE        OF NET ASSETS
------------------------------------------------   --------   -------------   --------------
 Harman International Industries, Inc. .........   10,400      $1,120,600           0.4%
 Research in Motion Ltd. .......................   14,000       1,068,760           0.4%
 Southwestern Energy Co. .......................   25,000       1,049,750           0.3%
 Ultra Petroleum Corp. .........................   21,300       1,044,765           0.3%
 Advanced Medical Optics, Inc. .................   25,600       1,012,992           0.3%
 Red Robin Gourmet Burgers, Inc. ...............   22,300         973,841           0.3%
 WESCO International, Inc. .....................   39,900         967,575           0.3%
 Urban Outfitters, Inc. ........................   26,800         921,920           0.3%
 EGL, Inc. .....................................   30,400         919,904           0.3%
 NOVA Chemicals Corp. ..........................   23,100         893,970           0.3%

--------------------------------------------------------------------------------
Asset Allocation

                                  [PIE CHART]

                            Stocks                  90%
                            Cash & Other            10%

--------------------------------------------------------------------------------
Equity Sector Weightings

                                  [BAR CHART]

                   Financial Services                      18%
                   Industrial Materials                    15%
                   Health Care                             15%
                   Business Services                       14%
                   Consumer Services                       11%
                   Consumer Goods                           8%
                   Energy                                   6%
                   Hardware                                 5%
                   Software                                 4%
                   Telecommunications                       2%
                   Media                                    1%
                   Utilities                                1%

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Schedule of Investments
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------

COMMON STOCKS (90.1%)

                 ADVERTISING (0.4%)
    27,850       Harte-Hanks, Inc. ..........................   $    696,529
    13,500       R.H. Donnelley Corp.* ......................        666,360
                                                                ------------
                                                                   1,362,889
                 AEROSPACE/DEFENSE (1.8%)
    18,700       Armor Holdings, Inc.* ......................        778,107
    12,375       Engineered Support Systems, Inc. ...........        564,795
    23,200       Esterline Technologies Corp.* ..............        709,688
    25,000       Innovative Solutions & Support,
                   Inc.* ....................................        613,250
    17,950       Moog Inc. Class "A"* .......................        651,585
    40,000       Orbital Sciences Corp.* ....................        456,800
    12,400       Precision Castparts Corp. ..................        744,620
    19,800       United Defense Industries, Inc.* ...........        791,802
     7,000       United Industrial Corporation ..............        230,230
                                                                ------------
                                                                   5,540,877

                 AIR TRANSPORT (0.6%)
    30,400       EGL, Inc.* .................................        919,904
    10,000       JetBlue Airways Corp.* .....................        209,200
    12,700       UTi Worldwide Inc. .........................        746,887
                                                                ------------
                                                                   1,875,991

                 APPAREL (0.8%)
     7,000       Columbia Sportswear Co.* ...................        381,500
     5,000       Guess?, Inc.* ..............................         89,050
    23,300       Jos. A. Bank Clothiers, Inc.* ..............        644,944
    15,800       Kellwood Co. ...............................        575,910
    17,800       Oxford Industries, Inc. ....................        663,050
                                                                ------------
                                                                   2,354,454

                 AUTO & TRUCK (0.2%)
    10,200       Oshkosh Truck Corp. ........................        582,012

                 AUTO PARTS (0.8%)
    10,800       American Axle & Manufacturing
                   Holdings, Inc. ...........................        316,008
    16,600       Autoliv Inc. ...............................        670,640
    15,500       BorgWarner Inc. ............................        670,995


   SHARES                                                          VALUE
----------------------------------------------------------------------------
    10,000       Gentex Corp. ...............................   $    351,300
     7,500       Lear Corp. .................................        408,375
                                                                ------------
                                                                   2,417,318

                 BANK (5.1%)
     8,300       Alabama National BanCorporation ............        496,921
    14,400       BancorpSouth, Inc. .........................        331,056
    14,500       Bank of Hawaii Corp. .......................        685,125
    16,700       BankUnited Financial Corp.
                   Class "A"* ...............................        486,805
    18,000       Cathay General Bancorp .....................        669,420
    10,000       City National Corp. ........................        649,500
     7,700       Community First Bankshares, Inc. ...........        246,862
    23,400       East West Bancorp, Inc. ....................        786,006
    28,250       F.N.B. Corp. ...............................        625,172
     1,300       First Citizens BancShares, Inc.
                   Class "A" ................................        153,400
     9,500       First Community Bancorp ....................        389,500
    27,562       Fulton Financial Corp. .....................        589,827
     4,068       International Bancshares Corp. .............        149,499
     8,200       MAF Bancorp, Inc. ..........................        353,666
    12,350       MB Financial, Inc. .........................        489,554
    14,100       NBT Bancorp, Inc. ..........................        330,363
    16,400       Pacific Capital Bancorp ....................        485,112
    18,600       Popular, Inc. ..............................        489,180
    22,600       PrivateBankcorp, Inc. ......................        609,296
    21,400       R & G Financial Corp. Class "B" ............        827,110
    17,520       Republic Bancorp Inc. ......................        269,808
    11,100       S & T Bancorp, Inc. ........................        396,381
    16,300       South Financial Group, Inc. (The) ..........        459,660
    21,780       Texas Regional Bancshares, Inc.
                   Class "A" ................................        677,140
    15,800       TrustCo Bank Corp. NY ......................        202,556
    11,000       Trustmark Corp. ............................        341,880
    14,800       UCBH Holdings, Inc. ........................        578,236
    31,200       Umpqua Holdings Corp. ......................        703,872
    13,366       Valley National Bancorp ....................        341,368
     9,000       Washington Trust Bancorp, Inc. .............        235,350
     1,393       Wells Fargo & Co. ..........................         83,065
    13,100       Westamerica Bancorporation .................        719,059
    11,600       Whitney Holding Corp. ......................        487,200
     7,600       Wilshire Bancorp, Inc.* ....................        229,368
                                                                ------------
                                                                  15,568,317

--------------------------------------------------------------------------------
6

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                  September 30, 2004 (Unaudited)
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------

                 BANK -- MIDWEST (1.3%)
    13,500       Associated Banc-Corp. ......................   $    432,945
    20,800       Bank of the Ozarks, Inc. ...................        618,384
     7,753       BOK Financial Corp.* .......................        345,861
    11,786       Commerce Bancshares, Inc. ..................        566,789
     5,937       First Financial Bankshares, Inc. ...........        238,430
    18,950       First Midwest Bancorp, Inc. ................        654,912
    12,175       Glacier Bancorp, Inc. ......................        355,023
    11,000       Hancock Holding Co. ........................        349,690
     5,000       IBERIABANK Corp. ...........................        288,600
                                                                ------------
                                                                   3,850,634

                 BEVERAGE --
                   ALCOHOLIC (0.2%)
    27,750       Central European Distribution
                   Corp.* ...................................        619,935

                 BEVERAGE -- SOFT
                   DRINK (0.2%)
    21,400       Cott Corp.* ................................        617,176

                 BIOTECHNOLOGY (1.0%)
    18,000       Gen-Probe, Inc.* ...........................        717,660
    26,000       Keryx Biopharmaceuticals, Inc.* ............        290,940
     8,800       Martek Biosciences Corp.* ..................        428,032
    19,000       Medicines Company (The)* ...................        458,660
    23,400       Telik, Inc.* ...............................        521,820
    22,700       United Therapeutics Corp.* .................        792,911
                                                                ------------
                                                                   3,210,023

                 BUILDING MATERIALS (1.0%)
     6,600       Drew Industries Incorporated * .............        236,610
     8,100       Jacobs Engineering Group, Inc.* ............        310,149
     6,000       NCI Building Systems, Inc.* ................        191,400
    12,900       Simpson Manufacturing
                   Co., Inc.* ...............................        815,280
    14,900       Trex Company, Inc.* ........................        659,772
    24,200       Watsco, Inc. ...............................        726,726
                                                                ------------
                                                                   2,939,937


   SHARES                                                          VALUE
----------------------------------------------------------------------------

                 CANADIAN ENERGY (0.4%)
     9,300       EnCana Corp. ...............................   $    430,590
    23,100       NOVA Chemicals Corp. .......................        893,970
                                                                ------------
                                                                   1,324,560

                 CEMENT &
                   AGGREGATES (0.5%)
    18,900       Ceradyne, Inc.* ............................        829,899
    16,800       Florida Rock Industries, Inc. ..............        823,032
                                                                ------------
                                                                   1,652,931

                 CHEMICAL --
                   DIVERSIFIED (0.5%)
    15,700       Brady Corp. Class "A" ......................        765,689
    15,500       Cytec Industries Inc. ......................        758,725
                                                                ------------
                                                                   1,524,414

                 CHEMICAL --
                   SPECIALTY (0.8%)
    30,400       Airgas, Inc. ...............................        731,728
    12,400       Ecolab Inc. ................................        389,856
     5,500       MacDermid, Inc. ............................        159,280
     8,000       Praxair, Inc. ..............................        341,920
    14,200       Symyx Technologies, Inc.* ..................        334,410
     7,300       Valspar Corp. ..............................        340,764
                                                                ------------
                                                                   2,297,958

                 COAL (0.5%)
    24,400       Joy Global Inc. ............................        838,872
    13,000       Peabody Energy Corp. .......................        773,500
                                                                ------------
                                                                   1,612,372

                 COMPUTER &
                   PERIPHERALS (0.8%)
    15,400       MICROS Systems, Inc.* ......................        771,078
    12,100       ScanSource, Inc.* ..........................        771,980
    12,375       Zebra Technologies Corp.
                 Class "A"* .................................        754,999
                                                                ------------
                                                                   2,298,057

                 COMPUTER SOFTWARE &
                   SERVICES (3.3%)
    20,000       Aladdin Knowledge Systems Ltd.* ............        448,020
    11,500       Altiris, Inc.* .............................        363,975

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Schedule of Investments
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------
    15,500       ANSYS, Inc.* ...............................   $    770,815
     4,000       Anteon International Corp.* ................        146,600
    18,000       Autodesk, Inc. .............................        875,340
    13,300       CACI International, Inc. Class "A"* ........        701,974
    27,600       Cognizant Technology Solutions
                   Corp. Class "A"* .........................        842,076
    20,500       Cognos Inc.* ...............................        728,160
    25,600       Digital River, Inc.* .......................        762,368
    14,200       Equinix, Inc.* .............................        436,934
    15,000       Hyperion Solutions Corp.* ..................        509,850
    26,500       Intergraph Corp.* ..........................        720,005
    11,000       MicroStrategy, Inc. Class "A"* .............        451,990
    53,000       Navarre Corp.* .............................        767,970
    14,800       SRA International, Inc. Class "A"* .........        763,088
     2,750       SS&C Technologies, Inc. ....................         53,707
    12,600       Symantec Corp.* ............................        691,488
                                                                ------------
                                                                  10,034,360

                 DIVERSIFIED
                   COMPANIES (2.1%)
    19,200       Acuity Brands, Inc. ........................        456,384
    24,400       Ametek, Inc. ...............................        739,808
    22,000       Brink's Company (The) ......................        663,740
    18,900       EnPro Industries, Inc.* ....................        456,246
    13,000       ESCO Technologies, Inc.* ...................        880,880
    31,400       Griffon Corp.* .............................        662,540
    20,700       Matthews International Corp.
                   Class "A" ................................        701,316
    21,400       Pentair, Inc. ..............................        747,074
    22,700       Taubman Centers, Inc. ......................        586,341
    42,000       Tyler Technologies, Inc.* ..................        371,280
                                                                ------------
                                                                   6,265,609

                 DRUG (3.0%)
    32,200       Able Laboratories, Inc.* ...................        616,952
    13,400       American Pharmaceutical Partners,
                   Inc.* ....................................        369,438
    18,000       Angiotech Pharmaceuticals, Inc.* ...........        364,860
    62,000       ARIAD Pharmaceuticals, Inc.* ...............        414,780
    17,900       Axcan Pharma Inc.* .........................        279,061
    18,700       Covance Inc.* ..............................        747,439


   SHARES                                                          VALUE
----------------------------------------------------------------------------
    39,000       Encysive Pharmaceuticals, Inc.* ............   $    352,170
    10,600       Eon Labs, Inc.* ............................        230,020
    22,350       Immucor, Inc.* .............................        553,162
    30,000       Impax Laboratories, Inc.* ..................        460,800
    14,600       Medicis Pharmaceutical Corp.
                 Class "A" ..................................        569,984
    25,000       MGI Pharma, Inc.* ..........................        667,250
    17,400       Mylan Laboratories, Inc. ...................        313,200
     7,300       Neurocrine Biosciences, Inc.* ..............        344,268
    16,200       Onyx Pharmaceuticals, Inc.* ................        696,762
    16,300       Pharmion Corporation* ......................        842,645
    36,000       Salix Pharmaceuticals, Ltd.* ...............        774,720
    14,100       USANA Health Sciences, Inc.* ...............        490,680
                                                                ------------
                                                                   9,088,191

                 E-COMMERCE (0.6%)
    45,000       DiamondCluster International, Inc.
                   Class "A"* ...............................        549,000
    70,000       TIBCO Software, Inc.* ......................        595,700
    17,600       Websense, Inc.* ............................        733,392
                                                                ------------
                                                                   1,878,092

                 EDUCATIONAL
                   SERVICES (0.7%)
     6,775       Apollo Group, Inc. Class "A"* ..............        497,082
    10,700       Bright Horizons Family
                   Solutions, Inc.* .........................        580,903
    12,800       Career Education Corp.* ....................        363,904
     9,200       Education Management Corp.* ................        245,088
     3,700       Strayer Education, Inc. ....................        425,537
     5,600       Universal Technical Institute, Inc.* .......        169,008
                                                                ------------
                                                                   2,281,522

                 ELECTRICAL
                   EQUIPMENT (1.0%)
    13,400       FLIR Systems, Inc.* ........................        783,900
    24,300       Rayovac Corp.* .............................        640,305
    17,500       Rockwell Automation, Inc. ..................        677,250
    39,900       WESCO International, Inc.* .................        967,575
                                                                ------------
                                                                   3,069,030

--------------------------------------------------------------------------------
8

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                  September 30, 2004 (Unaudited)
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------

                 ELECTRONICS (2.1%)
    14,000       Amphenol Corp. Class "A"* ..................   $    479,640
     4,500       Cubic Corp. ................................        103,050
    28,500       Diodes, Inc.* ..............................        734,160
    10,400       Harman International Industries,
                   Inc. .....................................      1,120,600
    15,200       Harris Corp. ...............................        835,088
     3,000       Intermagnetics General Corp.* ..............         69,450
    38,000       Paxar Corp.* ...............................        861,840
    16,000       Plantronics, Inc. ..........................        691,840
    34,300       Sonic Solutions* ...........................        559,776
     6,000       TransAct Technologies
                   Incorporated* ............................        155,100
    27,100       Trimble Navigation Ltd.* ...................        856,360
                                                                ------------
                                                                   6,466,904

                 ENTERTAINMENT (0.2%)
    18,100       RC2 Corporation* ...........................        595,490

                 ENTERTAINMENT
                   TECHNOLOGY (0.6%)
    12,600       Avid Technology, Inc.* .....................        590,562
     4,000       Electronics Boutique
                   Holdings Corp.* ..........................        136,400
    26,000       Macrovision Corp.* .........................        626,080
    31,000       Scientific Games Corp. Class "A"* ..........        592,100
                                                                ------------
                                                                   1,945,142

                 ENVIRONMENTAL (0.7%)
    11,100       CUNO, Inc.* ................................        641,025
    15,000       Republic Services, Inc. ....................        446,400
    13,500       Stericycle, Inc.* ..........................        619,650
    45,500       SunOpta Inc.* ..............................        353,990
                                                                ------------
                                                                   2,061,065

                 FINANCIAL SERVICES --
                   DIVERSIFIED (2.4%)
    30,000       Cash America International, Inc. ...........        733,800
    14,300       Commerce Group, Inc. .......................        692,120
     6,900       Financial Federal Corp.* ...................        258,612
    26,250       First Cash Financial Services, Inc.* .......        525,787
    13,500       Global Payments Inc. .......................        722,925


   SHARES                                                          VALUE
----------------------------------------------------------------------------
    19,600       IndyMac Bancorp, Inc. ......................   $    709,520
    15,800       Investors Financial Services Corp. .........        713,054
     8,000       Leucadia National Corp. ....................        453,200
    12,000       New Century Financial Corp. ................        722,640
    17,700       ProAssurance Corp.* ........................        619,854
     6,600       Triad Guaranty Inc.* .......................        366,168
    13,600       Wintrust Financial Corp. ...................        779,008
                                                                ------------
                                                                   7,296,688

                 FOOD PROCESSING (1.4%)
    18,000       Bunge Limited ..............................        719,640
    11,850       Dean Foods Co.* ............................        355,737
    28,000       Flowers Foods, Inc. ........................        723,800
    18,000       McCormick & Co., Inc. ......................        618,120
    20,500       Ralcorp Holdings, Inc.* ....................        740,050
     7,400       Smucker (J.M.) Co. .........................        328,634
    26,600       United Natural Foods, Inc.* ................        707,560
                                                                ------------
                                                                   4,193,541

                 FURNITURE/HOME
                   FURNISHINGS (0.4%)
     9,700       HNI Corporation ............................        383,926
     4,200       Hooker Furniture Corp. .....................        116,046
     2,700       Select Comfort Corp.* ......................         49,140
    23,100       Tuesday Morning Corp.* .....................        714,252
                                                                ------------
                                                                   1,263,364

                 HEALTHCARE INFORMATION
                   SYSTEMS (0.2%)
    39,000       eResearch Technology, Inc.* ................        519,870

                 HOME APPLIANCE (0.2%)
    10,200       Toro Company (The) .........................        696,660

                 HOMEBUILDING (0.1%)
    12,000       WCI Communities, Inc.* .....................        279,600

                 HOTEL/GAMING (1.6%)
    27,000       Boyd Gaming Corp. ..........................        760,050
    13,800       Choice Hotels, Inc. ........................        794,742
    22,800       GTECH Holdings Corp. .......................        577,296
     9,600       International Game Technology ..............        345,120

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Schedule of Investments
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------
    21,500       Penn National Gaming, Inc.* ................   $    868,600
    16,800       Station Casinos, Inc. ......................        823,872
    23,700       WMS Industries, Inc.* ......................        608,853
                                                                ------------
                                                                   4,778,533
                 HOUSEHOLD
                   PRODUCTS (0.5%)
     9,600       Energizer Holdings, Inc.* ..................        442,560
     9,400       Scotts Company (The) Class "A"* ............        603,010
    16,200       Yankee Candle Company, Inc.
                   (The)* ...................................        469,152
                                                                ------------
                                                                   1,514,722
                 HUMAN RESOURCES (0.4%)
    18,400       Gevity HR, Inc. ............................        282,992
    17,000       Korn/Ferry International* ..................        309,910
    17,100       Resources Connection, Inc.* ................        646,038
                                                                ------------
                                                                   1,238,940
                 INDUSTRIAL SERVICES (1.8%)
    38,100       Aaron Rents, Inc. ..........................        829,056
     9,800       C.H. Robinson Worldwide, Inc. ..............        454,622
    34,500       Catalina Marketing Corp. ...................        796,260
    12,000       Charles River Associates
                   Incorporated* ............................        459,480
    12,800       Expeditors International of
                 Washington, Inc. ...........................        661,760
    21,400       HealthExtras, Inc.* ........................        298,316
    20,850       Iron Mountain, Inc.* .......................        705,773
    30,000       Navigant Consulting, Inc.* .................        658,800
    15,400       Rollins, Inc. ..............................        374,066
    11,000       World Fuel Services Corporation ............        393,800
                                                                ------------
                                                                   5,631,933

                 INFORMATION
                   SERVICES (1.1%)
    18,000       Alliance Data Systems Corp.* ...............        730,080
     8,300       Arbitron, Inc.* ............................        303,863
    13,000       Corporate Executive Board
                   Company (The) ............................        796,120
    16,400       CoStar Group, Inc.* ........................        806,716
    14,200       FactSet Research Systems Inc. ..............        684,440
                                                                ------------
                                                                   3,321,219

   SHARES                                                          VALUE
----------------------------------------------------------------------------

                 INSURANCE -- LIFE (0.3%)
    16,400       Delphi Financial Group, Inc.
                   Class "A" ................................   $    658,788
     5,300       Torchmark Corp. ............................        281,854
                                                                ------------
                                                                     940,642

                 INSURANCE --
                   PROPERTY/CASUALTY (2.3%)
    10,700       Arch Capital Group Ltd.* ...................        416,658
    14,700       Berkley (W.R.) Corp. .......................        619,752
     4,300       Everest Re Group, Ltd. .....................        319,619
    18,661       Fidelity National Financial, Inc. ..........        710,984
    18,900       HCC Insurance Holdings, Inc. ...............        569,835
     5,700       Infinity Property & Casualty Corp. .........        168,321
    10,500       IPC Holdings, Ltd. .........................        399,105
    10,700       Mercury General Corp. ......................        565,923
     7,200       Midland Co. ................................        196,920
    22,400       Odyssey Re Holdings Corp. ..................        496,832
    12,200       Philadelphia Consolidated Holding
                   Corp.* ...................................        672,464
     7,000       RenaissanceRe Holdings Ltd. ................        361,060
    18,300       RLI Corp. ..................................        687,165
     3,900       State Auto Financial Corp. .................        112,905
    13,900       Zenith National Insurance Corp. ............        588,109
                                                                ------------
                                                                   6,885,652

                 INTERNET (1.1%)
    26,000       Akamai Technologies, Inc.* .................        365,300
    18,000       Digitas Inc.* ..............................        139,140
    16,000       InfoSpace, Inc.* ...........................        758,240
    23,500       j2 Global Communications, Inc.* ............        742,365
    36,000       NIC, Inc.* .................................        192,960
    78,000       Opsware, Inc.* .............................        437,580
    67,000       ValueClick, Inc.* ..........................        632,480
                                                                ------------
                                                                   3,268,065

                 MACHINERY (2.9%)
    17,700       Actuant Corp. Class "A"* ...................        729,417
    21,000       Applied Industrial Technologies,
                   Inc. .....................................        750,540
     8,400       Briggs & Stratton Corp. ....................        682,080

--------------------------------------------------------------------------------
10

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                  September 30, 2004 (Unaudited)
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------
    12,300       Curtiss-Wright Corp. .......................   $    703,929
    14,000       Donaldson Co., Inc. ........................        397,460
    22,850       Graco Inc. .................................        765,475
    21,800       IDEX Corp. .................................        740,328
    15,000       JLG Industries, Inc ........................        252,000
    10,300       Middleby Corporation (The) .................        542,295
    21,100       Mine Safety Appliances Co. .................        859,192
    22,000       MSC Industrial Direct Co, Inc.
                   Class "A" ................................        749,760
     7,700       Nordson Corp. ..............................        264,341
    13,600       Roper Industries, Inc. .....................        781,456
    20,000       Watts Water Technologies, Inc.
                   Class "A" ................................        537,000
                                                                ------------
                                                                   8,755,273

                 MANUFACTURED
                   HOUSING/RECREATIONAL
                   VEHICLE (0.5%)
    25,000       Fleetwood Enterprises, Inc.* ...............        379,500
    22,200       Thor Industries, Inc. ......................        587,634
    17,400       Winnebago Industries, Inc. .................        602,736
                                                                ------------
                                                                   1,569,870

                 MARITIME (0.4%)
    21,000       General Maritime Corp.* ....................        731,430
    18,000       Tsakos Energy Navigation Ltd. ..............        632,700
                                                                ------------
                                                                   1,364,130

                 MEDICAL SERVICES (4.7%)
    24,600       Amedisys, Inc.* ............................        736,770
    25,800       American Healthways, Inc.* .................        751,038
    20,400       American Medical Systems
                   Holdings, Inc.* ..........................        739,908
    18,600       Centene Corp.* .............................        791,988
    10,800       Coventry Health Care, Inc.* ................        576,396
    19,050       DaVita Inc.* ...............................        593,407
    26,800       Gentiva Health Services Inc.* ..............        438,716
    19,600       Given Imaging Ltd.* ........................        753,620
    21,600       Inveresk Research Group, Inc.* .............        796,824
    19,700       LabOne, Inc.* ..............................        575,831
    13,000       LCA-Vision, Inc. ...........................        335,270
     4,000       Magellan Health Services, Inc.* ............        146,240
    23,200       Nabi Biopharmaceuticals* ...................        310,416

   SHARES                                                          VALUE
----------------------------------------------------------------------------
    15,000       NeighborCare, Inc.* ........................   $    380,250
    24,000       Psychiatric Solutions, Inc.* ...............        608,400
    20,100       Renal Care Group, Inc.* ....................        647,823
    20,700       SFBC International, Inc.* ..................        544,617
    17,000       Sierra Health Services, Inc.* ..............        814,810
    54,000       TLC Vision Corp.* ..........................        473,580
    17,000       United Surgical Partners
                   International, Inc.* .....................        583,950
     5,740       UnitedHealth Group Inc. ....................        423,268
    36,200       VCA Antech, Inc.* ..........................        746,806
    30,000       Ventiv Health, Inc. ........................        508,500
    16,400       WellChoice, Inc.* ..........................        612,212
     3,947       Wellpoint Health Networks, Inc.* ...........        414,790
                                                                ------------
                                                                  14,305,430

                 MEDICAL SUPPLIES (4.9%)
    25,600       Advanced Medical Optics, Inc.* .............      1,012,992
    11,550       Advanced Neuromodulation
                   Systems, Inc.* ...........................        350,542
    18,000       Align Technology, Inc.* ....................        275,040
    23,700       ArthroCare Corp.* ..........................        694,173
    12,600       Bard (C.R.), Inc. ..........................        713,538
     6,700       Cantel Medical Corp.* ......................        160,800
    27,000       Connetics Corp.* ...........................        729,540
    11,900       Cooper Companies, Inc. .....................        815,745
    15,200       Dade Behring Holdings, Inc.* ...............        846,914
     5,500       DENTSPLY International, Inc. ...............        285,670
    25,600       EPIX Medical, Inc.* ........................        494,336
    12,300       Fisher Scientific International, Inc.* .....        717,459
    10,000       IDEXX Laboratories, Inc.* ..................        507,400
    13,650       Inamed Corp.* ..............................        650,696
    19,400       Integra LifeSciences Holdings
                   Corp.* ...................................        622,934
    25,900       Intuitive Surgical, Inc.* ..................        641,025
    19,300       Kensey Nash Corp.* .........................        505,467
    17,000       Kyphon, Inc.* ..............................        421,260
    20,500       Mentor Corp. ...............................        690,440
    21,000       Palomar Medical Technologies,
                   Inc.* ....................................        460,320
    23,600       PolyMedica Corp. ...........................        726,880
     9,400       Respironics, Inc.* .........................        502,336

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Schedule of Investments
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------
    23,000       Sybron Dental Specialties, Inc.* ...........   $    682,870
    11,200       Varian Medical Systems, Inc.* ..............        387,184
    13,300       Ventana Medical Systems, Inc.* .............        670,852
    16,800       Wright Medical Group, Inc.* ................        422,016
                                                                ------------
                                                                  14,988,429

                 METAL FABRICATING (0.3%)
     5,200       Chicago Bridge & Iron Co., N.V. ............        155,948
    17,000       Mueller Industries, Inc. ...................        730,150
                                                                ------------
                                                                     886,098

                 METALS & MINING
                   DIVERSIFIED (0.2%)
    39,000       Allegheny Technologies
                 Incorporated ...............................        711,750

                 NATURAL GAS --
                   DISTRIBUTION (1.0%)
    23,600       AGL Resources Inc. .........................        726,172
    15,200       Energen Corp. ..............................        783,560
    15,500       South Jersey Industries, Inc. ..............        740,125
    19,850       UGI Corp. .................................         739,611
                                                                ------------
                                                                   2,989,468

                 NATURAL GAS --
                   DIVERSIFIED (1.1%)
    13,700       Equitable Resources, Inc. ..................        744,047
     5,000       KCS Energy, Inc.* ..........................         69,550
    23,500       Patina Oil & Gas Corp. .....................        694,895
    25,000       Southwestern Energy Co.* ...................      1,049,750
    20,832       XTO Energy, Inc. ...........................        676,623
                                                                ------------
                                                                   3,234,865

                 NEWSPAPER (0.5%)
     2,700       Gannett Co., Inc. ..........................        226,152
     4,600       Knight-Ridder, Inc. ........................        301,070
    14,700       Lee Enterprises, Inc. ......................        681,198
     2,400       McClatchy Co. (The) Class "A" ..............        169,992
                                                                ------------
                                                                   1,378,412

                 OFFICE EQUIPMENT &
                   SUPPLIES (0.5%)
    17,500       Ennis Business Forms, Inc. .................        374,850
    16,800       Global Imaging Systems, Inc.* ..............        522,144


   SHARES                                                          VALUE
----------------------------------------------------------------------------
    11,400       Imagistics International, Inc.* ............   $    383,040
    12,000       Staples, Inc. ..............................        357,840
                                                                ------------
                                                                   1,637,874

                 OILFIELD
                   SERVICES/EQUIPMENT (1.4%)
    22,200       Cal Dive International, Inc.* ..............        790,764
     9,200       CARBO Ceramics Inc. ........................        663,688
    23,400       FMC Technologies, Inc.* ....................        781,560
    19,200       Hydril Company* ............................        824,640
    28,000       Oil States International, Inc.* ............        523,600
    18,800       Teekay Shipping Corp. ......................        810,092
                                                                ------------
                                                                   4,394,344

                 PACKAGING &
                   CONTAINER (0.7%)
    18,600       Ball Corp. .................................        696,198
    15,800       CLARCOR Inc. ...............................        753,186
    19,900       Jarden Corp.* ..............................        726,151
                                                                ------------
                                                                   2,175,535

                 PETROLEUM --
                   PRODUCING (2.0%)
    24,100       Berry Petroleum Company
                   Class "A" ................................        885,193
    46,000       Chesapeake Energy Corporation ..............        728,180
    31,000       Comstock Resources, Inc.* ..................        648,520
     4,000       Encore Acquisition Co.* ....................        138,000
    17,400       Evergreen Resources, Inc.* .................        684,690
    17,000       Harvest Natural Resources, Inc.* ...........        282,200
     8,000       Pogo Producing Co. .........................        379,600
    44,800       Range Resources Corp. ......................        783,552
    17,500       Suncor Energy, Inc. ........................        560,175
    21,300       Ultra Petroleum Corp.* .....................      1,044,765
                                                                ------------
                                                                   6,134,875

                 PETROLEUM --
                   INTEGRATED (0.9%)
    33,200       Denbury Resources Inc.* ....................        843,280
     6,000       Holly Corp. ................................        153,000
    55,000       Meridian Resource Corp. (The)* .............        485,650
     7,000       Murphy Oil Corp. ...........................        607,390
    15,000       Premcor Inc.* ..............................        577,500
                                                                ------------
                                                                   2,666,820

--------------------------------------------------------------------------------
12

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                  September 30, 2004 (Unaudited)
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------

                 PHARMACY SERVICES (0.1%)
    12,577       Caremark Rx, Inc.* .........................   $    403,344

                 POWER INDUSTRY (0.1%)
    12,000       Headwaters Incorporated* ...................        370,320

                 PRECISION
                   INSTRUMENT (0.6%)
    12,600       Dionex Corp.* ..............................        689,220
    17,700       Kronos Inc.* ...............................        783,933
    14,100       Tektronix, Inc. ............................        468,825
                                                                ------------
                                                                   1,941,978

                 PUBLISHING (0.6%)
    14,500       Banta Corp. ................................        576,375
    13,200       Meredith Corp. .............................        678,216
    20,600       Wiley (John) & Sons, Inc.
                   Class "A" ................................        658,170
                                                                ------------
                                                                   1,912,761
                 R.E.I.T. (1.9%)
    20,500       American Home Mortgage
                   Investment Corp. .........................        572,975
     7,500       CBL & Associates Properties, Inc. ..........        457,125
    17,000       Corrections Corp. of America* ..............        601,120
     3,400       Developers Diversified
                   Realty Corp. .............................        133,110
     3,200       Getty Realty Corp. .........................         83,904
    10,300       Impac Mortgage Holdings, Inc. ..............        270,890
    13,000       iStar Financial, Inc. ......................        535,990
     4,000       Manufactured Home
                   Communities, Inc. ........................        132,960
    18,200       Newcastle Investment Corp. .................        558,740
    11,600       Pan Pacific Retail Properties, Inc. ........        627,560
    11,000       Pennsylvania Real Estate
                   Investment Trust .........................        425,260
    12,500       ProLogis Trust .............................        440,500
     4,500       Redwood Trust, Inc. ........................        280,890
     3,400       Regency Centers Corp. ......................        158,066
    12,000       Weingarten Realty Investors ................        396,120
                                                                ------------
                                                                   5,675,210


   SHARES                                                          VALUE
----------------------------------------------------------------------------

                 RAILROAD (0.2%)
    28,600       Genesee & Wyoming Inc.
                   Class "A"* ...............................   $    724,152

                 RECREATION (0.9%)
    15,200       Brunswick Corp. ............................        695,552
    24,000       Multimedia Games, Inc.* ....................        372,000
     7,000       Polaris Industries Inc. ....................        390,740
    24,750       SCP Pool Corp. .............................        661,815
    19,800       Shuffle Master, Inc.* ......................        741,708
                                                                   ---------
                                                                   2,861,815

                 RESTAURANT (2.0%)
    28,625       Applebee's International, Inc. .............        723,640
    12,000       CEC Entertainment, Inc.* ...................        441,000
    13,600       Cheesecake Factory
                   Incorporated (The)* ......................        590,240
    54,000       CKE Restaurants, Inc.* .....................        596,700
    15,400       P.F. Chang's China Bistro, Inc.* ...........        746,746
    25,100       RARE Hospitality
                   International, Inc.* .....................        668,915
    22,300       Red Robin Gourmet Burgers, Inc.* ...........        973,841
    19,800       Ruby Tuesday, Inc. .........................        551,826
    31,125       Sonic Corp.* ...............................        797,734
                                                                   ---------
                                                                   6,090,642

                 RETAIL AUTOMOTIVE (0.4%)
     9,600       Advance Auto Parts, Inc.* ..................        330,240
    19,300       CSK Auto Corp.* ............................        257,076
    14,000       O'Reilly Automotive, Inc.* .................        536,060
                                                                   ---------
                                                                   1,123,376

                 RETAIL BUILDING
                   SUPPLY (0.5%)
     4,700       Fastenal Co. ...............................        270,720
    23,400       Hughes Supply, Inc. ........................        703,638
    14,800       Tractor Supply Co.* ........................        465,312
                                                                   ---------
                                                                   1,439,670

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Schedule of Investments
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------

                 RETAIL -- SPECIAL
                   LINES (4.1%)
    22,500       Aeropostale, Inc.* .........................   $    589,500
    19,000       American Eagle Outfitters, Inc. ............        700,150
    26,075       Brookstone, Inc.* ..........................        492,557
    16,700       Chico's FAS, Inc.* .........................        571,140
    30,400       Claire's Stores, Inc. ......................        761,216
    18,000       Coach, Inc.* ...............................        763,560
    33,800       Coldwater Creek Inc.* ......................        705,406
    21,800       Dick's Sporting Goods, Inc.* ...............        776,516
    15,700       Finish Line, Inc. Class "A"* ...............        485,444
    27,250       Fossil, Inc.* ..............................        843,115
    15,500       Guitar Center, Inc.* .......................        671,150
    20,275       Hibbett Sporting Goods, Inc.* ..............        415,435
     8,000       Michaels Stores, Inc. ......................        473,680
    22,300       Petco Animal Supplies, Inc.* ...............        728,318
    15,000       PETsMART, Inc. .............................        425,850
    29,000       Quiksilver, Inc.* ..........................        737,180
    11,600       Ross Stores, Inc. ..........................        271,904
     9,000       TJX Companies, Inc. (The) ..................        198,360
    26,800       Urban Outfitters, Inc.* ....................        921,920
     8,600       Williams-Sonoma, Inc.* .....................        322,930
    25,200       Zale Corp.* ................................        708,120
                                                                ------------
                                                                  12,563,451

                 SECURITIES
                   BROKERAGE (0.2%)
     5,000       Bear Stearns Companies, Inc. (The)..........        480,850

                 SHOE (0.8%)
     7,900       Brown Shoe Company, Inc. ...................        197,974
    23,400       Deckers Outdoor Corp.* .....................        795,600
    26,300       Genesco, Inc.* .............................        619,365
    10,000       Timberland Company (The)
                   Class "A"* ...............................        568,000
    10,800       Wolverine World Wide, Inc. .................        272,160
                                                                ------------
                                                                   2,453,099

                 STEEL -- GENERAL (0.6%)
     9,600       Cleveland-Cliffs Inc.* .....................        776,352
    10,000       Commercial Metals Co. ......................        397,200


   SHARES                                                          VALUE
----------------------------------------------------------------------------
    19,000       Steel Dynamics, Inc. .......................   $    733,780
                                                                ------------
                                                                   1,907,332

                 TELECOMMUNICATION
                   SERVICES (0.9%)
    20,700       Crown Castle International Corp.* ..........        308,016
    28,000       Dycom Industries, Inc.* ....................        794,920
    19,400       NII Holdings, Inc. Class "B"* ..............        799,474
    10,000       Ptek Holdings, Inc.* .......................         85,700
    26,000       Western Wireless Corp.
                 Class "A"* .................................        668,460
     3,000       Witness Systems, Inc.* .....................         48,210
                                                                ------------
                                                                   2,704,780

                 TELECOMMUNICATIONS
                   EQUIPMENT (1.1%)
    67,000       Airspan Networks, Inc.* ....................        363,810
    21,400       Applied Signal Technology, Inc. ............        684,586
    32,200       CommScope, Inc.* ...........................        695,520
    28,700       Comtech Telecommunications
                   Corp.* ...................................        777,770
    14,000       Ditech Communications Corp.* ...............        313,460
    31,000       Tekelec* ...................................        517,080
                                                                ------------
                                                                   3,352,226

                 THRIFT (3.3%)
    21,300       Anchor BanCorp Wisconsin Inc. ..............        551,670
    26,000       BankAtlantic Bancorp, Inc.
                   Class "A" ................................        476,320
    38,200       Brookline Bancorp, Inc. ....................        598,594
    34,000       Commercial Capital Bancorp, Inc. ...........        771,460
     7,400       Fidelity Bankshares, Inc. ..................        275,206
    11,650       First BanCorp ..............................        562,695
    12,000       First Republic Bank ........................        552,000
    14,600       FirstFed Financial Corp.* ..................        713,648
    14,500       Harbor Florida Bancshares, Inc. ............        450,950
    14,800       Hudson City Bancorp, Inc. ..................        528,952
    18,492       Oriental Financial Group, Inc. .............        500,393
    16,200       PFF Bancorp, Inc. ..........................        619,974
    29,761       Sovereign Bancorp, Inc. ....................        649,385
    14,344       Sterling Financial Corp.* ..................        505,483
    27,700       Washington Federal, Inc. ...................        696,655
    16,590       Waypoint Financial Corp. ...................        457,386

--------------------------------------------------------------------------------
14

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                  September 30, 2004 (Unaudited)
================================================================================

   SHARES                                                          VALUE
----------------------------------------------------------------------------
     17,100     Westcorp ....................................   $    727,092
      9,900     WSFS Financial Corp. ........................        495,000
                                                                ------------
                                                                  10,132,863

                TIRE & RUBBER (0.2%)
     11,000     Carlisle Companies, Inc. ....................        703,230

                TOBACCO (0.2%)
     11,000     Universal Corp. .............................        491,040

                TOILETRIES/COSMETICS (0.8%)
     24,000     Chattem, Inc.* ..............................        774,000
     19,800     Helen of Troy Ltd.* .........................        538,956
     28,000     Nu Skin Enterprises, Inc. Class "A" .........        658,280
     13,200     Regis Corp. .................................        530,904
                                                                ------------
                                                                   2,502,140

                TRUCKING (2.1%)
     20,300     Arkansas Best Corp. .........................        743,386
      9,600     Forward Air Corp.* ..........................        384,192
     39,000     Heartland Express, Inc. .....................        719,550
     21,000     Hunt (J.B.) Transport Services, Inc. ........        779,940
     19,950     Knight Transportation, Inc.* ................        427,329
     14,700     Landstar System, Inc.* ......................        862,596
     23,800     Old Dominion Freight Line, Inc.* ............        685,678
     23,400     Overnite Corp. ..............................        735,462
     13,750     Werner Enterprises, Inc. ....................        265,512
     17,000     Yellow Corp.* ...............................        797,130
                                                                ------------
                                                                   6,400,775

                WATER UTILITY (0.2%)
     32,000     Aqua America, Inc. ..........................        707,520

                WIRELESS
                  NETWORKING (1.3%)
     93,000     Alamosa Holdings, Inc.* .....................        710,520
     50,000     Alvarion Ltd.* ..............................        647,000
     27,000     Novatel Wireless, Inc.* .....................        634,500


SHARES OR
PRINCIPAL
  AMOUNT                                                           VALUE
----------------------------------------------------------------------------
     14,000     Research In Motion Ltd.* ....................   $  1,068,760
     16,900     SpectraSite, Inc.* ..........................        785,850
                                                                ------------
                                                                   3,846,630
                                                                ============
                TOTAL COMMON
                  STOCKS AND TOTAL
                  INVESTMENT
                  SECURITIES (90.1%)
                  (COST $216,778,280) .......................    275,147,066
                                                                ------------
REPURCHASE AGREEMENTS (9.8%)
  (INCLUDING ACCRUED INTEREST)
$15,600,000     Collateralized by $12,642,000
                  U.S. Treasury Bonds 6.75%,
                  due 8/15/25, with a value of
                  $15,934,846 (with UBS
                  Warburg LLC, 1.55%, dated
                  9/30/04, due 10/1/04,
                  delivery value $15,600,672)................     15,600,672
 14,200,000     Collateralized by $14,045,000
                  U.S. Treasury Notes 4.25%,
                  due 11/15/13, with a value
                  of $14,459,766 (with
                  Morgan Stanley, 1.59%,
                  dated 9/30/04, due 10/1/04,
                  delivery value $14,200,627)................     14,200,627
                                                                ------------
                TOTAL REPURCHASE
                  AGREEMENTS
                  (COST $29,801,299).........................     29,801,299
                                                                ------------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.1%) ..............................        338,026
                                                                ------------
NET ASSETS (100.0%)..........................................   $305,286,391
                                                                ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE $305,286,391
  DIVIDED BY 12,977,158 SHARES OUTSTANDING) .................   $      23.52
                                                                ============

* NON-INCOME PRODUCING

(ADR) AMERICAN DEPOSITARY RECEIPTS


--------------------------------------------------------------------------------


VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                        Statement of Operations
Statement of Assets and Liabilities                                     for the Six Months Ended September 30, 2004
at September 30, 2004 (unaudited)                                       (unaudited)
==============================================================================================================================

ASSETS:                                                                 INVESTMENT INCOME:
Investment securities, at value                                         Dividends (net of foreign withholding
   (Cost - $216,778,280) ................  $275,147,066                    tax of $6,046) .......................  $   945,099
Repurchase agreements                                                   Interest ................................      144,422
   (Cost - $29,801,299) .................    29,801,299                                                            -----------
Cash ....................................        84,422                       Total Income ......................    1,089,521
Receivable for capital shares sold ......     1,320,169                                                            -----------
Receivable for securities sold ..........       782,182                 EXPENSES:
Dividends receivable ....................       161,556                 Advisory fee ............................    1,029,612
                                           ------------                 Service and distribution plan fee .......      343,204
      TOTAL ASSETS ......................   307,296,694                 Custodian fees ..........................       40,093
                                           ------------                 Transfer agent fees .....................       36,965
LIABILITIES:                                                            Auditing and legal fees .................       33,108
Payable for securities purchased ........       887,731                 Registration and filing fees ............       30,525
Payable for capital shares repurchased ..       833,903                 Insurance, dues and other ...............       22,860
Accrued expenses:                                                       Quote charge ............................       19,180
   Advisory fee payable .................       182,342                 Printing ................................       16,811
   Service and distribution plan                                        Accounting and bookkeeping expense ......       16,200
      fees payable ......................        60,781                 Directors' fees and expenses ............       10,390
   Other ................................        45,546                 Postage .................................        7,581
                                           ------------                                                            -----------
      TOTAL LIABILITIES .................     2,010,303                    Total Expenses Before Custody
                                           ------------                       Credits ...........................    1,606,529
NET ASSETS ..............................  $305,286,391                    Less: Custody Credits ................         (614)
                                           ============                                                            -----------
NET ASSETS CONSIST OF:                                                     Net Expenses .........................    1,605,915
Capital stock, at $.001 par value                                                                                  -----------
   (authorized 300,000,000, outstanding                                 NET INVESTMENT LOSS .....................     (516,394)
   12,977,158 shares) ...................  $     12,978                                                            -----------
Additional paid-in capital ..............   250,425,603                 NET REALIZED AND UNREALIZED GAIN ON
Accumulated net investment loss .........      (460,966)                   INVESTMENTS:
Accumulated net realized loss on                                             Net Realized Gain ..................      158,169
   investments ..........................    (3,060,010)                     Change in Net Unrealized
Net unrealized appreciation of                                                  Appreciation ....................   (2,240,486)
   investments ..........................    58,368,786                                                            -----------
                                           ------------                 NET REALIZED GAIN AND CHANGE IN NET
NET ASSETS ..............................  $305,286,391                    UNREALIZED APPRECIATION ON
                                           ============                    INVESTMENTS ..........................   (2,082,317)
NET ASSET VALUE, OFFERING AND                                                                                      -----------
   REDEMPTION PRICE, PER                                                   NET DECREASE IN NET ASSETS FROM
   OUTSTANDING SHARE                                                          OPERATIONS ........................  $(2,598,711)
   ($305,286,391 DIVIDED BY                                                                                        ===========
   12,977,158 SHARES OUTSTANDING) .......  $      23.52
                                           ============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                                                   VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2004 (unaudited) and for the Year Ended March 31, 2004
===============================================================================================================

                                                                           SIX MONTHS ENDED
                                                                          SEPTEMBER 30, 2004       YEAR ENDED
                                                                              (UNAUDITED)        MARCH 31, 2004
                                                                         ---------------------------------------
OPERATIONS:
 Net investment loss .................................................      $    (516,394)       $    (283,825)
 Net realized gain on investments ....................................            158,169            6,273,662
 Change in net unrealized appreciation ...............................         (2,240,486)          53,912,778
                                                                            ----------------------------------
 Net (decrease) increase in net assets from operations ...............         (2,598,711)          59,902,615
                                                                            ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................                 --                   --
                                                                            ----------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................         96,306,581          179,976,223
 Proceeds from reinvestment of distributions to shareholders .........                 --                   --
 Cost of shares repurchased ..........................................        (49,300,665)         (88,599,897)
                                                                            ----------------------------------
 Net increase from capital share transactions ........................         47,005,916           91,376,326
                                                                            ----------------------------------
TOTAL INCREASE IN NET ASSETS .........................................         44,407,205          151,278,941
NET ASSETS:
 Beginning of period .................................................        260,879,186          109,600,245
                                                                            ----------------------------------
 End of period .......................................................      $ 305,286,391        $ 260,879,186
                                                                            ==================================
ACCUMULATED NET INVESTMENT (LOSS) INCOME AT END OF PERIOD ............      $    (460,966)       $      55,428
                                                                            ==================================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date oas of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------
18

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                  September 30, 2004 (unaudited)
================================================================================

2. Capital Share Transactions

Transactions in capital stock, were as follows:

                                               YEAR                 YEAR
                                               ENDED               ENDED
                                        SEPTEMBER 30, 2004       MARCH 31,
                                            (UNAUDITED)             2004
                                        -----------------------------------
Shares sold ...........................     4,171,161            8,630,468
Shares issued to
   shareholders in
   reinvestment of
   distributions ......................            --                   --
                                            ------------------------------
                                            4,171,161            8,630,468
Shares repurchased ....................    (2,149,822)          (4,291,517)
                                           -------------------------------
Net increase ..........................     2,021,339            4,338,951
                                           ===============================

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                              SIX MONTHS ENDED
                                                             SEPTEMBER 30, 2004
                                                                (UNAUDITED)
                                                             ------------------
PURCHASES:
Investment Securities .......................................   $102,704,710
                                                                ============
SALES:
Investment Securities .......................................   $ 66,663,083
                                                                ============

4. Income Taxes

At September 30, 2004 (unaudited), information on the tax components of capital is as follows:

Cost of investments for tax purposes ........................   $246,611,835
                                                                ============
Gross tax unrealized appreciation ...........................     62,118,991
Gross tax unrealized depreciation ...........................      3,782,461
Net tax unrealized appreciation on
   Investments ..............................................   $ 58,336,530
                                                                ============
Capital loss carryforward expiring
   March 31, 2011 ...........................................   $  3,035,962
                                                                ============

In the six month period ended September 30, 2004, the Fund utilized $158,169 of its carryover loss.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and deferred losses.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $1,029,612 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2004. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Notes to Financial Statements
================================================================================

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2004, fees amounting to $343,204 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2004, the Fund's expenses were reduced by $614 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the six months ended September 30, 2004, the Fund paid brokerage commissions totaling $72,478 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 2004, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 832,746 shares of the Fund's capital stock, representing 6.4% of the outstanding shares. In addition, officers and directors owned 4,423 shares of capital stock representing less than 1% of the outstanding shares.































--------------------------------------------------------------------------------
20

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

Financial Highlights
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                   SIX MONTHS
                                     ENDED                                   YEARS ENDED MARCH 31,
                               SEPTEMBER 30, 2004  ----------------------------------------------------------------------------
                                   (UNAUDITED)         2004          2003            2002            2001            2000
                                  =============================================================================================
NET ASSET VALUE,
 BEGINNING OF PERIOD              $   23.81          $   16.56     $   20.15        $  16.66        $  24.97       $  13.24
                                  ---------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment loss                  (.04)              (.03)         (.03)           (.11)           (.19)          (.15)(2)
  Net gains or (losses) on
    securities (both realized
    and unrealized)                    (.25)              7.28         (3.40)           3.70           (5.13)         12.39
                                  ---------------------------------------------------------------------------------------------
  Total from investment
    operations                         (.29)              7.25         (3.43)           3.59           (5.32)         12.24
                                  ---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Distributions from
    realized gains                      --                  --          (.16)           (.10)          (2.99)          (.51)
                                  ---------------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                    $   23.52          $   23.81     $   16.56        $  20.15        $  16.66       $  24.97
                                  =============================================================================================
TOTAL RETURN                          (1.22)%+           43.78%       (17.04)%         21.55%         (21.86)%        93.59%
                                  =============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)                       $ 305,286          $ 260,879     $ 109,600        $ 71,565        $ 42,021       $ 50,784
Ratio of operating expenses to
 average net assets                    1.17%(1)*          1.19%(1)      1.36%(1)        1.48%(1)        1.48%(1)       1.34%(1)(2)
Ratio of net investment loss to
 average net assets                   (0.38)%*           (0.16)%       (0.19)%         (0.75%)         (0.97%)        (0.96%)(2)
Portfolio turnover rate                  26%+               55%           79%            130%            111%           104%


(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE SIX MONTHS ENDED JUNE 30, 2004, UNCHANGED FOR THE YEARS ENDED MARCH 31, 2004, AND 2002, 1.35% FOR THE YEAR ENDED MARCH 31, 2003, 1.46% FOR THE YEAR ENDED MARCH 31, 2001, AND 1.32% FOR THE YEAR ENDED MARCH 31, 2000.

(2) NET OF WAIVED ADVISORY FEE AND SERVICE AND DISTRIBUTION PLAN FEES. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND FOR THE YEAR ENDED MARCH 31, 2000, NET INVESTMENT LOSS PER SHARE WOULD HAVE BEEN $(.21), THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.69%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.31)%.

+NOT ANNUALIZED

*ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.


================================================================================
























                 (This page has been left blank intentionally.)

























--------------------------------------------------------------------------------
22

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.


================================================================================
























                 (This page has been left blank intentionally.)


























--------------------------------------------------------------------------------
                                                                              23

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                         The Value Line Family of Funds
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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